As filed with the Securities and Exchange Commission on November 5, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 463	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 465	☒

PIMCO ETF Trust

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 463 to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 465 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach in the State of California on the 5th day of November, 2018.

PIMCO ETF TRUST (Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw** as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris**	Trustee	November 5, 2018

George E. Borst**	Trustee	November 5, 2018

Jennifer H. Dunbar**	Trustee	November 5, 2018

Kym M. Hubbard**	Trustee	November 5, 2018

Gary F. Kennedy**	Trustee	November 5, 2018

Peter B. McCarthy**	Trustee	November 5, 2018

Ronald C. Parker**	Trustee	November 5, 2018

Peter G. Strelow *, **	Trustee and President (Principal Executive Officer)	November 5, 2018

Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	November 5, 2018

*By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw as attorney-in-fact

________

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 459 to the Registration Statement on August 25, 2017, and incorporated by reference herein

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document